Non-recurring charges, net (Tables)	12 Months Ended
Dec. 31, 2011
Non-recurring charges, net
Non-recurring charges, net recognized during the year ended December 31, 2011 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Restructuring charges	9,817	-	$13,301
Research and development incentives	-	-	(4,493)
Net charge	$9,817	-	$8,808

Details of Restructuring Provisions Recognized
Details of the movement in the 2011 Restructuring Plan recognized during the year ended December 31, 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)

Closing provision	$2,234	$1,640	$3,874

Details of Movement in Restructuring Provisions Recognised
Details of movement in the 2009 Restructuring Plan recognized during the years ended December 31, 2009 to December 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$4,886	$8,548	$13,434
Amounts released	-	(133)	(133)
Net provision recognised	4,886	8,415	13,301

Cash payments	(4,886)	(6,503)	(11,389)
Property, plant and equipment write-off	-	(1,912)	(1,912)
Closing provision	$-	$-	$-